Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2015	$ 2,023,501	$ 1,882,602	$ 10,022	$ 2,313,855	$ 24,831	$ (356,524)	$ (109,582)	$ 140,899
Profit/(loss) for the year after taxes	1,667	(4,855)	0	0	0	(4,855)	0	6,522
Change in fair value of cash flow hedges	35,294	32,944	0	0	32,944	0	0	2,350
Currency translation differences	(22,150)	(23,568)	0	0	0	0	(23,568)	1,418
Tax effect	(5,639)	(4,978)	0	0	(4,978)	0	0	(661)
Other comprehensive income/(loss)	7,505	4,398	0	0	27,966	0	(23,568)	3,107
Total comprehensive income/(loss) for the year	9,172	(457)	0	0	27,966	(4,855)	(23,568)	9,629
Acquisition of non-controlling interest in Solacor 1&2	(19,925)	(4,031)	0	0	0	(4,031)	0	(15,894)
Asset acquisition (Seville PV)	713	0	0	0	0	0	0	713
Dividend distribution	(54,350)	(45,398)	0	(45,398)	0	0	0	(8,952)
Balance, end of period at Dec. 31, 2016	1,959,111	1,832,716	10,022	2,268,457	52,797	(365,410)	(133,150)	126,395
Profit/(loss) for the year after taxes	(104,887)	(111,804)	0	0	0	(111,804)	0	6,917
Change in fair value of cash flow hedges	42,418	41,242	0	0	41,242	0	0	1,176
Currency translation differences	121,924	115,003	0	0	0	0	115,003	6,921
Tax effect	(13,312)	(13,071)	0	0	(13,071)	0	0	(241)
Other comprehensive income/(loss)	151,030	143,174	0	0	28,171	0	115,003	7,856
Total comprehensive income/(loss) for the year	46,143	31,370	0	0	28,171	(111,804)	115,003	14,773
Dividend distribution	(109,801)	(105,228)	0	(105,228)	0	0	0	(4,573)
Balance, end of period (Application of New Accounting Standards [Member]) at Dec. 31, 2017	(10,486)	(10,486)	0	0	1,326	(11,812)	0	0
Balance, end of period (Restatement [Member]) at Dec. 31, 2017	1,884,967	1,748,372	10,022	2,163,229	82,294	(489,026)	(18,147)	136,595
Balance, end of period at Dec. 31, 2017	1,895,453	1,758,858	10,022	2,163,229	80,968	(477,214)	(18,147)	136,595
Profit/(loss) for the year after taxes	55,269	41,596	0	0	0	41,596	0	13,673
Change in fair value of cash flow hedges	27,299	21,238	0	0	21,474	(236)	0	6,061
Currency translation differences	(57,628)	(50,168)	0	0	0	0	(50,168)	(7,460)
Tax effect	(10,685)	(10,365)	0	0	(8,757)	(1,608)	0	(320)
Other comprehensive income/(loss)	(41,014)	(39,295)	0	0	12,717	(1,844)	(50,168)	(1,719)
Total comprehensive income/(loss) for the year	14,255	2,301	0	0	12,717	39,752	(50,168)	11,954
Dividend distribution	(143,110)	(133,289)	0	(133,289)	0	0	0	(9,821)
Balance, end of period at Dec. 31, 2018	$ 1,756,112	$ 1,617,384	$ 10,022	$ 2,029,940	$ 95,011	$ (449,274)	$ (68,315)	$ 138,728